Submission	12 Months Ended
Feb. 12, 2025
Submission [Line Items]
Central Index Key	0000886982
Registrant Name	GOLDMAN SACHS GROUP INC
Registration File Number	333-284538
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES